Property and Equipment, Net (Details) - Schedule of property and equipment - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 15,222	$ 13,015
Accumulated depreciation	(5,975)	(4,254)
Depreciated cost	9,247	8,761
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	613	577
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,933	6,247
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	173	167
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 6,503	$ 6,024